Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Summary of Purchase Consideration, Net Assets Acquired and Goodwill	Details of the purchase consideration, the net assets acquired and goodwill were as follows:

(€ thousands)	At acquisition date
Consideration paid	5,880
Contingent consideration	1,170
Total consideration	7,050

Summary of Contingent Consideration Was Recognized Within Other Current Liabilities

(€ thousands)	Fair value at acquisition date
Cash and cash equivalents	2,366
Trade receivables	1,681
Inventories	1,564
Other current assets	626
Property, plant and equipment	641
Intangible assets	4,200
Account payables	(1,872)
Other current liabilities	(712)
Employee benefits	(272)
Deferred tax liabilities	(1,172)
Net identifiable assets acquired	7,050
Less: Non-controlling interests	(2,820)
Goodwill	2,820
Net assets acquired including goodwill	7,050

Summary of Net Cash Outflows Related To The Acquisition	The details of the net cash outflows related to the acquisition are shown below:

(€ thousands)	At acquisition date
Consideration paid	(5,880)
Cash and cash equivalents acquired	2,366
Net cash outflow - Investing activities	(3,514)